Background	12 Months Ended
Dec. 31, 2012
Background/Collaborations and Revenue Recognition [Abstract]
Background

A. Background

We are an international biopharmaceutical company that is focused primarily in the field of regenerative medicine and operate in one business segment. Our operations consist primarily of research and product development activities.